Advances for Vessels and Drillships under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended				3 Months Ended	9 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Vessels H1241 and H1242 Integer DWT	Dec. 31, 2012 Twelve newbuilding tankers Integer	Dec. 31, 2012 Ocean Rig UDV Integer	Dec. 31, 2012 Vessels H1637A and H1638A Integer	Dec. 31, 2012 Drillships Nb 1 Nb 2 And Nb 3 Integer	Dec. 31, 2011 Drillships Nb 1 Nb 2 And Nb 3	Dec. 31, 2012 Vessels H1259, H1260, H1261 and H1262 Integer DWT	Dec. 31, 2012 Esperona and Blanca tankers	Dec. 31, 2012 Esperona	Dec. 31, 2012 Blanca	Apr. 18, 2011 Ocean Rig Mylos	Sep. 20, 2012 Ocean Rig Apollo	Apr. 27, 2011 Ocean Rig Skyros	Jun. 23, 2011 Ocean Rig Athena	Dec. 31, 2012 Very Large Ore Carriers [Member] Integer
Number of vessels/ drillships ordered				2	12		2			4								5
Size of Vessels				176,000			76,000			75,900
Vessel/ Drillship price				$ 56,164			$ 33,050			$ 34,000				$ 608,000	$ 622,756	$ 608,000	$ 608,000
Vessel/ Drillship acquisition contract price					771,000
Delivery Date				Q2 2013			Q1 2012	Jul 2013, October 2013, November 2013 & January 2015		Q2 and Q4 2014								Q2 2013 and Q1 2014
Number Of Options Exercised								4
Cash consideration received for newbuilding tanker	116,834	119,059	73,317									10,700	10,700
Total number of options						2		6
Advances for vessels and drillships under construction	1,201,807	1,027,889	2,072,699						879,387
Contract Termination Fees Forfeiture Vessel Deposits	41,339	0	0								41,339
Forfeiture In Deposit Amount											$ 19,939